Schedule of Assumptions (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 26, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility				58.50%
Expected dividends			0.00%	0.00%
Number of shares, Beginning Balance		288,912	178,356	48,066
Weighted average exercise price, Beginning Balance		$ 1.14	$ 49.60	$ 9.40
Number of shares, granted		169,309		133,700
Weighted average exercise price, granted		$ 5.23		$ 62.10
Number of shares, exercised				(2,592)
Weighted average exercise price, exercised		$ 5.70		$ 9.40
Number of shares, forfeited		(7,111)		(818)
Weighted average exercise price, forfeited				$ 20.40
Number of shares, Ending Balance		450,221	288,912	178,356
Weighted average exercise price, Ending Balance		$ 4.97	$ 1.14	$ 49.60
Weighted average remaining contractual term		9 years 1 month 6 days		9 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 7,450	$ 7,750	$ 830,250
Number of shares, Exercisable		174,650		65,829
Weighted average exercise price, exercisable		$ 7.17		$ 37.80
Weighted average remaining contractual term, exercisable		8 years 7 months 6 days		9 years 3 months 18 days
Aggregate intrinsic value exercisable		$ 7,450		$ 571,099
$2.642 Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	$ 68.00
Exercise price	$ 26.40
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 44.91
Warrants	5,833
Fair value of ordinary shares	$ 261,965
$0 Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	$ 68.00
Exercise price	$ 0.00
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 68.00
Warrants	2,500
Fair value of ordinary shares	$ 170,000
$0 Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	$ 68.00
Exercise price	$ 0.00
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 68.00
Warrants	2,500
Fair value of ordinary shares	$ 170,000